Pension obligations (Schedule of additional information about defined benefit plans) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Obligations [Line Items]
Opening defined benefit obligation	$ 101.4	$ 115.3
Current service cost	4.7	4.7
Past service cost	0.0	2.7
Interest cost	4.7	4.8
Benefits paid from plan	(7.4)	(10.1)
Benefits paid from employer	(0.7)	(1.3)
Arising from changes in demographic assumptions	0.0	(6.2)
Arising from changes in financial assumptions	(4.3)	1.3
Arising from experience adjustments	(0.8)	(0.5)
Effects of movements in exchange rates	5.3	(9.3)
Closing defined benefit obligation	$ 102.9	$ 101.4